Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Information [Abstract]
Revenue by Geographic Region

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Asia	$118,176	$140,177	$179,256
Europe	28,547	34,653	40,237
United States	41,223	52,458	70,752
Total Revenue	$187,946	$227,288	$290,245